Offerings - Offering: 1	Aug. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	350,000
Proposed Maximum Offering Price per Unit	2.54
Maximum Aggregate Offering Price	$ 889,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 136.11
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover anindeterminate number of additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to theshares being registered. This Registration Statement covers shares of common stock, $0.0001 par value per share ("Common Stock"), of AEye, Inc. consisting of up to350,000 shares of Common Stock issued to a selling stockholder pursuant to exercise of the Warrant (as defined in the Registration Statement). Pursuant to Rule 457(g) under the Securities Act of 1933, and solely for the purpose of calculating the registration fee, the proposed maximumoffering price per share of the Common Stock issuable upon exercise of the Warrant is estimated based upon the higher of (a) the exercise price ofthe Warrant, and (b) $2.54, which is the average of the high and low prices per share of Common Stock as reported on the Nasdaq Global Marketon August 6, 2025, a date within five business days prior to the filing of the Registration Statement.